Description of Business and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended			9 Months Ended	1 Months Ended
	Aug. 31, 2013	Dec. 31, 2011	May 31, 2011	Sep. 30, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Description Of Business And Basis Of Presentation [Line Items]
Working capital				161,800,000		$ 36,300,000
Accumulated deficit				92,675,000		59,557,000	39,459,000
Series C Convertible Preferred Stock Warrants [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of warrants	341,404
Series C Convertible Preferred Stock [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of shares issued	4,420,577	2,610,917	8,532
IPO [Member] | Series A Preferred Stock Warrants [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of warrants				142,113
IPO [Member] | Series C Convertible Preferred Stock Warrants [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of warrants				341,404
IPO [Member] | Series C Convertible Preferred Stock [Member] | Series C Convertible Preferred Stock Warrants [Member]
Description Of Business And Basis Of Presentation [Line Items]
Shares issued upon conversion of convertible preferred stock				92,271
Common stock [Member] | IPO [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of shares issued					7,187,500
Price per share					$ 16.00
Net proceeds from initial public offering					$ 104,100,000
Common stock [Member] | IPO [Member] | Convertible preferred stock [Member]
Description Of Business And Basis Of Presentation [Line Items]
Shares issued upon conversion of convertible preferred stock					13,619,569
Common stock [Member] | IPO [Member] | Series C Convertible Preferred Stock [Member] | Series C Convertible Preferred Stock Warrants [Member]
Description Of Business And Basis Of Presentation [Line Items]
Shares issued upon conversion of convertible preferred stock					228,902
Common stock [Member] | Over-Allotment Option [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of shares issued					937,500
Warrants to purchase common stock [Member] | IPO [Member] | Series A Preferred Stock Warrants [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of warrants					142,113